Invested Assets and Investment Income - Summary of Securitized Assets and Secured Borrowing Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	$ 4,629	$ 3,913
SecuredBorrowingLiabilities	4,582	3,882
HELOC securitization [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	2,356	2,293
CMB securitization [member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	2,273	1,620
Securitized mortgages [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	4,629	3,905
Securitized mortgages [Member] | HELOC securitization [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	2,356	2,285
Securitized mortgages [Member] | CMB securitization [member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	2,273	1,620
Restricted cash and short-term securities [member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets		8
Restricted cash and short-term securities [member] | HELOC securitization [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets		8
HELOC securitization [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
SecuredBorrowingLiabilities	2,250	2,250
CMB securitization [member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
SecuredBorrowingLiabilities	$ 2,332	$ 1,632